Note 7 - Inventories:	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
7.        Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2010	December 31, 2011
Bunkers	253	0
Lubricants	347	0
Consumable stores	60	0
	660	0